Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The following table sets forth information concerning the compensation of our named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020, and contains certain measures of our financial performance for those fiscal years.
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)*	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)*	Value of Initial Fixed $100 Investment (2) Based on:		Net Income ($ million)	Net Sales ($ million)	GAAP Diluted EPS($)
					Company Total Shareholder Return ($)	DJUSEC Total Shareholder Return ($)(3)
2023(9)	10,944,707	31,137,666	3,986,208(4)	9,348,353	190.72	159.56	1,928	12,555	3.11
2022	13,955,683	(15,652,877)	4,074,316(5)	(5,362,582)	145.06	124.87	1,902	12,623	3.06
2021	13,092,697	51,014,697	3,261,582(6)	14,733,296	164.78	151.36	1,590(8)	10,876	2.51
2020	8,037,847	25,107,137	3,029,181(7)	7,920,727	122.12	120.75	1,203	8,599	1.96

*
“Compensation Actually Paid” or CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as set forth in the tables below, and determined in accordance with SEC rules. For a discussion of how our Compensation Committee assesses performance and our NEOs’ pay each year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the applicable years. “Net Income” represents net income attributable to Amphenol Corporation. “GAAP Diluted EPS” represents net income from continuing operations attributable to Amphenol Corporation per common share.

(1)
In 2023, 2022, 2021 and 2020 our PEO, or principal executive officer, was our President and CEO, R. Adam Norwitt.

(2)
Assumes a $100 fixed investment as of year-end 2019 and continuing through year-end 2020, 2021, 2022 or 2023, respectively, and that all dividends, if any, were reinvested.

(3)
Our selected peer group is the Dow Jones U.S. Electrical Components & Equipment Index (DJUSEC).

(4)
In 2023, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Lance E. D’Amico.

(5)
In 2022, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Jean-Luc Gavelle.

(6)
In 2021, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Jean-Luc Gavelle.

(7)
In 2020, our Non-PEO named executive officers were Craig A. Lampo, William J. Doherty, Martin W. Booker and Yaobin (Richard) Gu.

(8)
Includes $21.4 million of net income associated with discontinued operations.

(9)
Footnote of Adjustments—2023

Adjustments	2023
	PEO	Average non-PEO NEOs
Deductions for amounts reported under the “Option Awards” column in the Summary Compensation Table for 2023	(9,098,783)	(2,926,448)
Increase based on fair value of awards granted during 2023 that remain unvested as of 12/31/2023, determined as of 12/31/2023	6,811,308	2,190,726
Increase based on fair value of awards granted during 2023 that vested during 2023, determined as of the vesting date	0	0
Increase/deduction for awards granted during prior years that were outstanding and unvested as of 12/31/2023, determined based on the change in fair value from 12/31/2022 to 12/31/2023	22,857,614	6,195,362
Increase/deduction for awards granted during prior years that vested during 2023 determined based on the change in fair value from 12/31/2022 to the vesting date	(368,380)	(90,795)
Deduction of fair value of awards granted during prior years that were forfeited during 2023	0	0
Increase based on dividends or other earnings paid during 2023 prior to the vesting date	0	0
Increase based on incremental fair value of options/SARS modified during 2023	0	0
Deduction for change in the actuarial present values reported under the “Change in Pension Value and nonqualified Deferred Compensation Earnings” column of the summary compensation table for 2023(a)	(8,800)	(6,700)
Increase for service cost and, if applicable, prior service cost for pension plans(b)	0	0
Total Adjustments:	20,192,959	5,362,145

(a)
In 2006, the Company amended its Pension Plan by freezing accruals effective December 31, 2006 for certain employees, including three of our 2023 NEOs that participated in the Pension Plan, Messrs. Norwitt, Lampo and Walter. Messrs. Doherty and D’Amico do not participate in the Pension Plan. In 2023, there was an increase in pension values for Messrs. Norwitt, Lampo and Walter because of changes in actuarial assumptions in 2023 as compared to 2022. Notwithstanding that their pension benefits were frozen in 2006, the value of the frozen benefits fluctuates as related actuarial assumptions change.

(b)
Because the Pension Plan has been frozen for each of our participating NEOs since 2006, the reportable service cost for 2023 is $0.

Company Selected Measure Name	GAAP Diluted EPS
Named Executive Officers, Footnote
(1)
In 2023, 2022, 2021 and 2020 our PEO, or principal executive officer, was our President and CEO, R. Adam Norwitt.

(2)
Assumes a $100 fixed investment as of year-end 2019 and continuing through year-end 2020, 2021, 2022 or 2023, respectively, and that all dividends, if any, were reinvested.

(3)
Our selected peer group is the Dow Jones U.S. Electrical Components & Equipment Index (DJUSEC).

(4)
In 2023, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Lance E. D’Amico.

(5)
In 2022, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Jean-Luc Gavelle.

(6)
In 2021, our Non-PEO named executive officers were Craig A. Lampo, Luc Walter, William J. Doherty and Jean-Luc Gavelle.

(7)
In 2020, our Non-PEO named executive officers were Craig A. Lampo, William J. Doherty, Martin W. Booker and Yaobin (Richard) Gu.

Peer Group Issuers, Footnote	(3) Our selected peer group is the Dow Jones U.S. Electrical Components & Equipment Index (DJUSEC).
PEO Total Compensation Amount	$ 10,944,707	$ 13,955,683	$ 13,092,697	$ 8,037,847
PEO Actually Paid Compensation Amount	$ 31,137,666	(15,652,877)	51,014,697	25,107,137
Adjustment To PEO Compensation, Footnote
(9)
Footnote of Adjustments—2023

Adjustments	2023
	PEO	Average non-PEO NEOs
Deductions for amounts reported under the “Option Awards” column in the Summary Compensation Table for 2023	(9,098,783)	(2,926,448)
Increase based on fair value of awards granted during 2023 that remain unvested as of 12/31/2023, determined as of 12/31/2023	6,811,308	2,190,726
Increase based on fair value of awards granted during 2023 that vested during 2023, determined as of the vesting date	0	0
Increase/deduction for awards granted during prior years that were outstanding and unvested as of 12/31/2023, determined based on the change in fair value from 12/31/2022 to 12/31/2023	22,857,614	6,195,362
Increase/deduction for awards granted during prior years that vested during 2023 determined based on the change in fair value from 12/31/2022 to the vesting date	(368,380)	(90,795)
Deduction of fair value of awards granted during prior years that were forfeited during 2023	0	0
Increase based on dividends or other earnings paid during 2023 prior to the vesting date	0	0
Increase based on incremental fair value of options/SARS modified during 2023	0	0
Deduction for change in the actuarial present values reported under the “Change in Pension Value and nonqualified Deferred Compensation Earnings” column of the summary compensation table for 2023(a)	(8,800)	(6,700)
Increase for service cost and, if applicable, prior service cost for pension plans(b)	0	0
Total Adjustments:	20,192,959	5,362,145

Non-PEO NEO Average Total Compensation Amount	$ 3,986,208	4,074,316	3,261,582	3,029,181
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,348,353	(5,362,582)	14,733,296	7,920,727
Adjustment to Non-PEO NEO Compensation Footnote
(9)
Footnote of Adjustments—2023

Adjustments	2023
	PEO	Average non-PEO NEOs
Deductions for amounts reported under the “Option Awards” column in the Summary Compensation Table for 2023	(9,098,783)	(2,926,448)
Increase based on fair value of awards granted during 2023 that remain unvested as of 12/31/2023, determined as of 12/31/2023	6,811,308	2,190,726
Increase based on fair value of awards granted during 2023 that vested during 2023, determined as of the vesting date	0	0
Increase/deduction for awards granted during prior years that were outstanding and unvested as of 12/31/2023, determined based on the change in fair value from 12/31/2022 to 12/31/2023	22,857,614	6,195,362
Increase/deduction for awards granted during prior years that vested during 2023 determined based on the change in fair value from 12/31/2022 to the vesting date	(368,380)	(90,795)
Deduction of fair value of awards granted during prior years that were forfeited during 2023	0	0
Increase based on dividends or other earnings paid during 2023 prior to the vesting date	0	0
Increase based on incremental fair value of options/SARS modified during 2023	0	0
Deduction for change in the actuarial present values reported under the “Change in Pension Value and nonqualified Deferred Compensation Earnings” column of the summary compensation table for 2023(a)	(8,800)	(6,700)
Increase for service cost and, if applicable, prior service cost for pension plans(b)	0	0
Total Adjustments:	20,192,959	5,362,145

(a)
In 2006, the Company amended its Pension Plan by freezing accruals effective December 31, 2006 for certain employees, including three of our 2023 NEOs that participated in the Pension Plan, Messrs. Norwitt, Lampo and Walter. Messrs. Doherty and D’Amico do not participate in the Pension Plan. In 2023, there was an increase in pension values for Messrs. Norwitt, Lampo and Walter because of changes in actuarial assumptions in 2023 as compared to 2022. Notwithstanding that their pension benefits were frozen in 2006, the value of the frozen benefits fluctuates as related actuarial assumptions change.

(b)
Because the Pension Plan has been frozen for each of our participating NEOs since 2006, the reportable service cost for 2023 is $0.

Compensation Actually Paid vs. Total Shareholder Return

This graph assumes that $100 was invested in our Common Stock and the DJUSEC index on December 31, 2019, reflects reinvested dividends, and is weighted on a market capitalization basis as of the beginning of each year. Each reported data point represents the last trading day of each calendar year. The comparisons in the graph are based upon historical data and are not indicative of, nor intended to forecast, future performance.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:
For our CEO and CFO	For our Division Presidents
Net Sales Growth for the Company	Net Sales Growth for the relevant Division
Adjusted Diluted EPS Growth	Adjusted Operating Income Growth for the relevant Division
Performance to Budget
For additional details regarding our most important financial performance measures, please see Performance-Based Incentive Plans in the Compensation Discussion and Analysis on page 36 and see Explanation of Non-GAAP Financial Measures on page 39 to see items excluded.

Total Shareholder Return Amount	$ 190.72	145.06	164.78	122.12
Peer Group Total Shareholder Return Amount	159.56	124.87	151.36	120.75
Net Income (Loss)	$ 1,928,000,000	$ 1,902,000,000	$ 1,590,000,000	$ 1,203,000,000
Company Selected Measure Amount	3.11	3.06	2.51	1.96
PEO Name	R. Adam Norwitt.
Revenues	$ 12,555,000,000	$ 12,623,000,000	$ 10,876,000,000	$ 8,599,000,000
Discontinued Operation, Tax Effect of Discontinued Operation			$ 21.4
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Net Sales Growth for the Company
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales Growth for the relevant Division
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Income Growth for the relevant Division
Measure:: 5
Pay vs Performance Disclosure
Name	Performance to Budget
PEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 20,192,959
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,098,783)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,811,308
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,857,614
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(368,380)
PEO | Fair Value of Awards Granted During Prior Year That Were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Based On Incremental Fair Value Of Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Value And Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,800)
PEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase for Service Costs And, If applicable, Prior Service Costs For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,362,145
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,926,448)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,190,726
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,195,362
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,795)
Non-PEO NEO | Fair Value of Awards Granted During Prior Year That Were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Based On Incremental Fair Value Of Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Value And Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,700)
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase for Service Costs And, If applicable, Prior Service Costs For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0